Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Trade and Other Receivables
Trade receivables, gross	$ 28,779	$ 13,796
Expected credit losses	(54)	(82)
Net trade receivables	28,725	13,714
Other receivables	1,255	2,760
Trade and other receivables	$ 29,980	$ 16,474